OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Other Receivables [Abstract]
Other receivables

(in thousands of $)	2019	2018
Capitalized fulfillment costs	6,334	2,289
Agent receivables	4,433	4,383
Advances	701	1,055
Claims receivables	810	579
Bunker receivables on time charter-out contracts	5,827	16,606
Other receivables	13,393	1,755
	31,498	26,667